Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and the allowance for doubtful accounts consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$
Accounts receivable	293,710	610,960	100,923
Allowance for doubtful debts	(341)	(547)	(90)

	293,369	610,413	100,833

Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2012	2013
	RMB	RMB	US$
Balance at beginning of the year	2,121	341	56
Provision	538	502	83
Write-off of accounts receivable	(2,318)	(296)	(49)

Balance at the end of the year	341	547	90